SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Reconciliation of Net Loss per Common Share (Details) - USD ($)		2 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 01, 2022	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Total number of shares			10,157,750		10,157,750	10,157,750
Total income allocated by class			$ 277,261			$ 90,506
Less: Accretion allocated based on ownership percentage			(372,393)			(3,737,488)
Plus: Accretion applicable to the redeemable class			372,393			3,737,488
Net income	$ (1,470)	$ (3,727)	$ 277,261	$ (186,755)	$ 94,233	$ 90,506	$ (1,802)
Class A Common Stock Subject to Redemption
Total number of shares			8,050,000		8,050,000	8,050,000
Ownership percentage			79.00%			79.00%
Total income allocated by class			$ 219,729			$ 74,679
Less: Accretion allocated based on ownership percentage			(295,121)			(2,961,953)
Plus: Accretion applicable to the redeemable class			372,393			3,737,488
Net income			$ 297,002			$ 850,215
Weighted average common shares outstanding, basic			8,050,000			6,302,564
Weighted average common shares outstanding, diluted			8,050,000
Earnings (loss) per share, basic			$ 0.04			$ 0.13
Earnings (loss) per share, diluted			$ 0.04			$ 0.13
Class A Common Stock Not Subject to Redemption
Total number of shares			2,107,750		2,107,750	2,107,750
Ownership percentage			21.00%			21.00%
Total income allocated by class			$ 57,532			$ 15,826
Less: Accretion allocated based on ownership percentage			(77,272)			(775,535)
Net income			$ (19,740)			$ (759,709)
Weighted average common shares outstanding, basic			2,107,750			2,020,780
Weighted average common shares outstanding, diluted			2,107,750			2,020,780
Earnings (loss) per share, basic			$ (0.01)			$ (0.38)
Earnings (loss) per share, diluted			$ (0.01)			$ (0.38)